Share-Based Payments - Summary of Share/Rights Options Outstanding (Details)	12 Months Ended
	Jun. 30, 2024 shares $ / shares	Jun. 30, 2023 shares $ / shares	Jun. 30, 2022 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Balance, number of options and rights | shares	25,450,000	22,988,000	16,644,000
To employees and directors under the LTIP and NED Plan, number of options and rights | shares	9,850,000	10,050,000	8,400,000
Exercised during the year, number of options and rights | shares		(6,613,000)	(2,056,000)
Expired during the year, number of options and rights | shares		(975,000)
Balance, number of options and rights | shares	35,300,000	25,450,000	22,988,000
Exercisable at end of year, number of options and rights | shares	20,024,203	10,842,234	12,857,589
Balance, weighted average exercise price | $ / shares	$ 1.04	$ 1.16	$ 1.28
To employees and directors under the LTIP and NED Plan, weighted average exercise price | $ / shares	0.3	0.58	0.77
Exercised during the year, weighted average exercise price | $ / shares		0.62	0.58
Expired during the year, weighted average exercise price | $ / shares		0.61
Balance, weighted average exercise price | $ / shares	0.89	1.04	1.16
Exercisable at end of year, weighted average exercise price | $ / shares	$ 1.18	$ 1.48	$ 0.97